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The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103-1106
Telephone: 860 466 2374
Facsimile: 860 466 1778

VIA EDGAR
---------

May 4, 2006

U. S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, NW
Washington, D.C. 20549

Re: Variable Life Account B of ING Life Insurance & Annuity Company (the "Separate Account")
     ING Life Insurance & Annuity Company ("ING")
     The Lincoln National Life Insurance Company ("Lincoln")
     File No. 033-076018; 811- 04536; CIK: 0000785986
     Rule 497(j) Filing; Form S-6

To the Commission:

Lincoln is the administrator for the contracts offered under the Registration Number indicated above. On behalf of ING, the Registrant, and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933.

Lincoln hereby certifies that the form of Prospectus for certain variable life insurance contracts offered under the above-referenced Registration Number, otherwise requiring filing under Rule 497(b), does not differ from the form of Prospectus contained in the most recent post-effective amendment filed electronically on April 27, 2006.

Sincerely,

/s/ Lawrence A. Samplatsky

Lawrence A. Samplatsky, Esquire
Assistant Vice President and Senior Counsel